CAPITAL LEASE OBLIGATIONS (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments under non-cancellable capital lease arrangements
2012	5,466
Total minimum lease payments	5,466
Less: amount representing interest	(119)
Present value of remaining minimum lease payments	5,347